Subsequent events	9 Months Ended
Sep. 30, 2021
Subsequent events [Abstract]
Subsequent events
Note 22. - Subsequent events

On November 4, 2021, the company obtained an extension of the term for the replacement of the operation and maintenance supplier of the Kaxu plant until January 31, 2022 (Note 1).
On November 9, 2021, the Board of Directors of the Company approved a dividend of $0.435 per share, which is expected to be paid on December 15, 2021.